Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 12,017	€ 11,725	€ 11,488
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	40,550	37,211
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(28,345)	(25,355)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(188)	(131)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,550	7,328	6,573
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,837	14,456
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(8,123)	(7,007)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(164)	(121)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,800	2,494	2,380
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,158	15,442
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,344)	(12,938)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14)	(10)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	721	971	1,238
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,089	4,888
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,368)	(3,917)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	263	276	512
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	944	901
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(681)	(625)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	39	42	51
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	870	910
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(829)	(868)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2)	0
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	644	614	€ 734
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	652	614
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ (8)	€ 0